W. John McGuire

Partner

+1.202.373.6799

john.mcguire@morganlewis.com

VIA EDGAR

May 3, 2018

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ETFS Trust (File Nos. 333-198170 and 811-22986)
Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, ETFS Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the forms of Prospectus and Statement of Additional Information, each dated May 1, 2018, for the Trust’s ETFS Bloomberg All Commodity Strategy K-1 Free ETF, ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF, ETFS Bloomberg Agriculture Commodity Strategy K-1 Free ETF, ETFS Bloomberg Energy Commodity Strategy K-1 Free ETF and ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 13, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001387131-18-001830 on April 30, 2018.

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Sincerely,

/s/ W. John McGuire
W. John McGuire

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001